ARROW DOW JONES GLOBAL YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 45.7%
	ASSET MANAGEMENT - 0.7%
10,389	XTB S.A. 144A(a)	$ 196,061

	BANKING - 3.2%
93,277	Banco del Bajio S.A. 144A(a)	238,023
3,610	Bank Polska Kasa Opieki S.A.	185,177
952,106	Bank Rakyat Indonesia Persero Tbk P.T.	227,782
4,458	Komercni banka as	228,262
		879,244
	CHEMICALS - 0.8%
21,747	Chemtrade Logistics Income Fund	208,547

	ELECTRIC UTILITIES - 0.0%(b)
114,622,657	Federal Grid Company Unified Energy System PJSC(c) (d) (e)	–

	GAS & WATER UTILITIES - 1.6%
14,444	Enagas S.A.	229,189
2,113,753	Perusahaan Gas Negara Tbk P.T.	221,083
		450,272
	HEALTH CARE FACILITIES & SERVICES - 0.7%
13,630	Chartwell Retirement Residences	200,871

	HEALTH CARE REIT - 6.8%
13,486	Community Healthcare Trust, Inc.	197,705
28,028	Global Medical REIT, Inc.	860,460
12,082	Healthcare Realty Trust, Inc.	214,093
5,181	Omega Healthcare Investors, Inc.	217,757
162,399	Primary Health Properties plc	199,791
5,185	Universal Health Realty Income Trust	198,171
		1,887,977
	HOTEL REIT - 1.3%
236,563	CapitaLand Ascott Trust	171,745
19,461	Park Hotels & Resorts, Inc.	200,254
		371,999

ARROW DOW JONES GLOBAL YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 45.7% (Continued)
	INDUSTRIAL REIT - 1.6%
305,230	Frasers Logistics & Commercial Trust	$ 223,942
4,314	Innovative Industrial Properties, Inc.	216,347
		440,289
	INDUSTRIAL SUPPORT SERVICES - 0.9%
150,028	United Tractors Tbk P.T.	242,592

	INSURANCE - 0.8%
23,337	Phoenix Group Holdings PLC	206,628

	MACHINERY - 0.7%
14,433	Turk Traktor ve Ziraat Makineleri A/S	187,733

	METALS & MINING - 5.7%
1,996,204	Adaro Energy Tbk P.T.	226,187
22,365	African Rainbow Minerals Ltd.	222,539
1,494,202	Bukit Asam Tbk P.T.	215,562
23,915	Exxaro Resources Ltd.	243,962
156,826	Indo Tambangraya Megah Tbk P.T.	221,532
13,171	Kumba Iron Ore Ltd.	262,301
42,153	Thungela Resources Ltd.	186,133
		1,578,216
	MULTI ASSET CLASS REIT - 5.3%
12,160	Broadstone Net Lease, Inc.	217,907
73,726	Charter Hall Long Wale REIT	205,036
2,231	Cofinimmo S.A.	190,439
2,991	Covivio	191,700
141,546	Fibra Uno Administracion S.A. de CV	206,233
27,969	Global Net Lease, Inc.	213,124
259,985	Growthpoint Properties Ltd.	244,597
		1,469,036
	OFFICE REIT - 2.1%
51,107	Brandywine Realty Trust	175,297
8,876	Easterly Government Properties, Inc.	191,899
7,113	Highwoods Properties, Inc.	203,645
		570,841

ARROW DOW JONES GLOBAL YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 45.7% (Continued)
	OIL & GAS PRODUCERS - 4.2%
9,857	Antero Midstream Corporation	$ 170,033
4,169	Hess Midstream, L.P., Class A	141,538
12,595	Kimbell Royalty Partners, L.P.	166,758
4,354	Kinetik Holdings, Inc.	167,673
3,613	Landbridge Company, LLC	213,781
10,550	Polski Koncern Naftowy ORLEN S.A.	285,823
		1,145,606
	REAL ESTATE OWNERS & DEVELOPERS - 0.8%
26,820	NEPI Rockcastle N.V.	217,207

	RETAIL - DISCRETIONARY - 1.7%
735,986	Astra International Tbk P.T.	272,079
45,648	Dogus Otomotiv Servis ve Ticaret A/S	195,711
		467,790
	RETAIL REIT - 3.0%
78,055	Charter Hall Retail REIT	210,435
27,082	Land Securities Group plc	221,109
10,815	SmartCentres Real Estate Investment Trust	205,111
190,050	Supermarket Income Reit plc	197,482
		834,137
	SPECIALTY REIT - 0.7%
3,851	EPR Properties	188,776

	STEEL - 0.9%
14,212	Severstal PAO(c) (d) (e)	–
7,058	Ternium S.A. - ADR	254,300
		254,300
	TELECOMMUNICATIONS - 1.5%
9,332	BCE, Inc.	213,330
35,608	Mobile TeleSystems Public Joint Stock Company - ADR(c) (d) (e)	–
146,777	Spark New Zealand Ltd.	205,805
		419,135
	TOBACCO & CANNABIS - 0.7%
3,876	British American Tobacco plc	198,782

ARROW DOW JONES GLOBAL YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 45.7% (Continued)
	TRANSPORTATION & LOGISTICS - 0.0%(b)
36,615	Globaltrans Investment plc(c) (d) (e)	$ –

	TOTAL COMMON STOCKS (Cost $12,736,733)	12,616,039

	MASTER LIMITED PARTNERSHIPS — 14.3%
	ASSET MANAGEMENT - 0.5%
18,799	Icahn Enterprises, L.P.	151,520

	CHEMICALS - 0.6%
1,802	CVR Partners, L.P.	170,631

	ELECTRIC UTILITIES - 1.5%
5,847	Brookfield Infrastructure Partners, L.P.	199,479
7,164	Brookfield Renewable Partners, L.P.	218,360
		417,839
	GAS & WATER UTILITIES - 0.7%
10,175	Suburban Propane Partners, L.P.	185,490

	METALS & MINING - 1.3%
7,024	Alliance Resource Partners, L.P.	171,877
1,687	Natural Resource Partners, L.P.	174,774
		346,651
	OIL & GAS PRODUCERS - 9.1%
13,986	Black Stone Minerals, L.P.	184,476
3,248	Cheniere Energy Partners, L.P.	169,448
3,935	Delek Logistics Partners, L.P.	175,304
6,686	Dorchester Minerals, L.P.	168,888
9,908	Energy Transfer, L.P.	166,752
5,534	Enterprise Products Partners, L.P.	170,392
10,200	Genesis Energy, L.P.	166,872
3,517	Global Partners, L.P.	159,004
11,749	Mach Natural Resources, L.P.	140,988
3,436	MPLX, L.P.	174,411
9,923	Plains All American Pipeline, L.P.	163,233
9,322	Plains GP Holdings, L.P., Class A	160,991

ARROW DOW JONES GLOBAL YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2025

Shares				Fair Value
	MASTER LIMITED PARTNERSHIPS — 14.3% (Continued)
	OIL & GAS PRODUCERS - 9.1% (Continued)
3,405	Sunoco, L.P.			$ 177,810
11,528	TXO Partners, L.P.			151,247
4,679	Western Midstream Partners, L.P.			175,322
				2,505,138
	OIL & GAS SERVICES & EQUIPMENT - 0.6%
7,348	USA Compression Partners, L.P.			162,170

	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $3,173,148)			3,939,439

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 19.4%
	ASSET MANAGEMENT — 0.6%
187,000	Icahn Enterprises, L.P. / Icahn Enterprises	9.0000	06/15/30	180,180

	AUTOMOTIVE — 1.3%
185,000	Tenneco, Inc.	8.0000	11/17/28	184,636
194,000	ZF North America Capital, Inc.	6.8750	04/23/32	177,246
				361,882
	BIOTECH & PHARMA — 0.4%
136,000	Organon & Company / Organon Foreign Debt Co-Issuer	7.8750	05/15/34	106,845

	CABLE & SATELLITE — 0.7%
182,000	Directv Financing, LLC / Directv Financing	10.0000	02/15/31	181,893

	CHEMICALS — 1.3%
186,000	Chemours Company (The)	8.0000	01/15/33	179,977
190,000	INEOS Finance plc	7.5000	04/15/29	177,068
				357,045
	COMMERCIAL SUPPORT SERVICES — 1.9%
168,000	GEO Group, Inc. (The) B	10.2500	04/15/31	184,126
269,000	OT Midco, Inc.	10.0000	02/15/30	159,719
175,000	RR Donnelley & Sons Company	9.5000	08/01/29	179,580
				523,425
	FORESTRY, PAPER & WOOD PRODUCTS — 1.2%
216,000	Domtar Corporation	6.7500	10/01/28	164,913

ARROW DOW JONES GLOBAL YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 19.4% (Continued)
	FORESTRY, PAPER & WOOD PRODUCTS — 1.2% (Continued)
197,000	Magnera Corporation	7.2500	11/15/31	$ 170,285
				335,198
	HEALTH CARE FACILITIES & SERVICES — 0.7%
225,000	Owens & Minor, Inc.	6.6250	04/01/30	185,203

	HOME & OFFICE PRODUCTS — 0.6%
209,000	Newell Brands, Inc.	5.5000	04/01/46	173,423

	INTERNET MEDIA & SERVICES — 0.7%
186,000	Getty Images, Inc.	11.2500	02/21/30	185,069

	OIL & GAS PRODUCERS — 4.5%
201,000	AI Candelaria Spain S.A.	5.7500	06/15/33	182,562
189,000	Baytex Energy Corporation	7.3750	03/15/32	186,174
173,000	Civitas Resources, Inc.	9.6250	06/15/33	185,757
183,000	Crescent Energy Finance, LLC	8.3750	01/15/34	179,163
187,000	Kraken Oil & Gas Partners, LLC	7.6250	08/15/29	183,204
177,000	PBF Holding Company, LLC / PBF Finance Corporation	9.8750	03/15/30	187,933
149,000	Saturn Oil & Gas, Inc.	9.6250	06/15/29	150,838
				1,255,631
	OIL & GAS SERVICES & EQUIPMENT — 0.3%
81,000	Nabors Industries, Inc.	9.1250	01/31/30	85,053

	RETAIL - DISCRETIONARY — 1.2%
173,000	Hertz Corporation (The)	12.6250	07/15/29	171,438
223,000	Kohl's Corporation	5.1250	05/01/31	174,769
				346,207
	SOFTWARE — 0.7%
181,000	CoreWeave, Inc.	9.0000	02/01/31	181,172

	TECHNOLOGY HARDWARE — 0.7%
191,000	Xerox Corporation	13.5000	04/15/31	184,890

	TECHNOLOGY SERVICES — 0.6%
179,000	Neptune Bidco US, Inc.	9.2900	04/15/29	176,925

ARROW DOW JONES GLOBAL YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 19.4% (Continued)
	TELECOMMUNICATIONS — 0.7%
177,000	C&W Senior Finance Ltd.	9.0000	01/15/33	$ 181,912

	TRANSPORTATION & LOGISTICS — 1.3%
182,000	JetBlue Airways Corp / JetBlue Loyalty, L.P.	9.8750	09/20/31	179,042
190,000	Star Leasing Company, LLC	7.6250	02/15/30	179,653
				358,695

	TOTAL CORPORATE BONDS (Cost $5,521,523)			5,360,648

	NON U.S. GOVERNMENT & AGENCIES — 20.1%
	SOVEREIGN — 20.1%
200,000	Brazilian Government International Bond	3.7500	09/12/31	185,980
168,000	Brazilian Government International Bond	6.1250	03/15/34	171,612
200,000	Brazilian Government International Bond	6.6250	03/15/35	208,450
186,000	Brazilian Government International Bond	5.6250	01/07/41	176,105
200,000	Chile Government International Bond	5.3300	01/05/54	198,095
192,000	Colombia Government International Bond	3.0000	01/30/30	173,914
167,000	Colombia Government International Bond	7.5000	02/02/34	177,429
200,000	Colombia Government International Bond	8.0000	11/14/35	218,500
170,000	Colombia Government International Bond	8.7500	11/14/53	195,704
200,000	Hungary Government International Bond	5.5000	06/16/34	204,344
200,000	Hungary Government International Bond	6.7500	09/25/52	221,505
140,000	Mexico Government International Bond	8.3000	08/15/31	168,518
165,000	Mexico Government International Bond	6.3500	02/09/35	174,834
232,000	Mexico Government International Bond	4.6000	02/10/48	186,203
187,000	Panama Government International Bond	3.1600	01/23/30	175,621
208,000	Panama Government International Bond	3.3620	06/30/31	186,412
174,000	Panama Government International Bond	6.4000	02/14/35	183,213
190,000	Panama Government International Bond	6.8530	03/28/54	201,780
200,000	Perusahaan Penerbit SBSN Indonesia III	5.6500	11/25/54	204,500
180,000	Peruvian Government International Bond	5.5000	03/30/36	184,581
270,000	Peruvian Government International Bond	3.6000	01/15/72	174,805
182,000	Republic of Poland Government International Bond	5.5000	03/18/54	179,905
166,000	Republic of South Africa Government International	5.8750	06/22/30	171,899
172,000	Republic of South Africa Government International	5.8750	04/20/32	177,380

ARROW DOW JONES GLOBAL YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 20.1% (Continued)
	SOVEREIGN — 20.1% (Continued)
191,000	Republic of South Africa Government International	7.3000	04/20/52	$ 192,576
166,000	Turkey Government International Bond	6.1250	10/24/28	170,238
148,000	Turkey Government International Bond	9.1250	07/13/30	168,527
146,000	Turkey Government International Bond	9.3750	01/19/33	170,414
175,000	Turkey Government International Bond	6.5000	01/03/35	173,338
196,000	Turkey Government International Bond	6.6250	02/17/45	179,905
	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $5,262,808)			5,556,287

	TOTAL INVESTMENTS - 99.5% (Cost $26,694,212)			$ 27,472,413
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%			119,480
	NET ASSETS - 100.0%			$ 27,591,893

ADR	- American Depositary Receipt
A/S	- Anonim Sirketi
LLC	- Limited Liability Company
LP	- Limited Partnership
LTD	- Limited Company
NV	- Naamioze Vennootschap
PJSC	- Public Joint-Stock Company
PLC	- Public Limited Company
PT	- Perseroan Terbatas
REIT	- Real Estate Investment Trust
S/A	- Société Anonyme
SA de CV	- Sociedad Anonima de Capital Variable
(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2025 the total market value of 144A securities is $434,084 or 1.6% of net assets.
(b)	Percentage rounds to less than 0.1%.
(c)	Non-income producing security.
(d)	Illiquid security. The total fair value of these securities as of October 31, 2025 was $0, representing 0.0% of net assets.
(e)	The fair value of this investment is determined using significant unobservable inputs.

ARROW DOW JONES GLOBAL YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2025

Diversification of Assets
Country	% of Net Assets
United States	44.1%
Indonesia	6.6%
South Africa	6.2%
Turkey	4.5%
United Kingdom	4.3%
Canada	4.2%
Mexico	3.5%
Poland	3.1%
Colombia	2.8%
Panama	2.7%
Brazil	2.7%
Luxembourg	1.7%
Hungary	1.6%
Bermuda	1.5%
Australia	1.5%
Spain	1.5%
Singapore	1.4%
Peru	1.3%
Czech Republic	0.8%
New Zealand	0.7%
Chile	0.7%
France	0.7%
Belgium	0.7%
Cayman Islands	0.7%
Russian Federation +	0.0%
Cyprus +	0.0%
Total	99.5%
Other Assets Less Liabilities - Net	0.5%
Grand Total	100.0%

+ Percentage rounds to less than 0.1%.